1933 Act/Rule 485(b)

July 23, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Asset Trust

File Nos. 333-08045 and 811-07705

Post-Effective Amendment No. 31

To The Commission Staff:

On behalf of Virtus Asset Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 31 of the Registrant’s Registration Statement on Form N-1A. This amendment is being filed for the purpose of adding Class A Shares to the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund

In accordance with Rule 485(b)(4), I hereby represent that Post-Effective Amendment No. 31 to the Registrant’s Registration Statement does not contain any disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/ Jennifer Fromm
Jennifer Fromm

cc: Ann Flood